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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10111


                          Pioneer Europe Select Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2003 through February 29, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

                                    PIONEER
                                   ---------
                                     EUROPE
                                     SELECT
                                      FUND

                                   Semiannual
                                     Report

                                     2/29/04

[PIONEER Investments LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                                     1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               6

Schedule of Investments                                                      10

Financial Statements                                                         14

Notes to Financial Statements                                                21

Trustees, Officers and Service Providers                                     28

The Pioneer Family of Mutual Funds                                           29

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 2/29/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

Stock markets throughout the world snapped back dramatically during the 12 months ended February 29, 2004, following a prolonged period of weakness. After the first major combat operations in Iraq in March 2003, investors grew hopeful that the war would not pose a long-term economic burden on the United States. In the face of increasing evidence that the U.S. economy was expanding, investors left safer havens like Treasury securities to seek better returns elsewhere. The result has been a powerful uptrend in equity markets that continued through 2003 and the first two months of 2004.

In the United States, stocks of all sizes across a range of industries shared in the broad-based rally that saw major market indices rise dramatically after three years of negative returns. Smaller-capitalization stocks and technology issues were the biggest beneficiaries. Corporate bonds also recorded strong returns, with the sharpest gains coming in lower quality bonds whose issuers rely on economic growth to expand earnings. Strong economic stimulants, including lower taxes and historically low interest rates, had the desired effect, with domestic GDP growth coming in at an annualized rate of 4.1% for the fourth quarter of 2003. A striking increase in productivity provided a boost to corporate profits, and manufacturing activity rose broadly. But the failure of the economy to consistently create jobs remained a troublesome concern early in 2004.

Overseas, stock prices also climbed based on the encouraging data from the United States, and the expectation that world economic growth would accelerate during 2004. While equities in major industrialized nations produced healthy returns, the most impressive performance came in the emerging markets, where both equities and fixed income assets appreciated sharply. The sagging U.S. dollar gave further impetus to the rising values of most investments denominated in foreign currencies.

Markets may segment

Last year's across-the-board strength is unusual and unlikely to continue for long. Eventually, the markets should revert to historic form, favoring some sectors and shunning others, depending on the prospects for each industry or investment type. Under those more typical conditions, deciding which investments to own more of, or where to cut exposure, can be challenging. Fortunately, it's also an area in which the guidance of an experienced investment professional can be most valuable.

A few words on fund industry developments

You may have seen media reports alleging failure by some mutual fund companies to comply with industry rules or internal policies relating to excessive trading and late trading of mutual fund shares. We share with the investing public the concerns raised by these alleged abuses. The prospectuses for the Pioneer Funds describe the funds' policies regarding excessive trading and the time by which orders for fund shares must be placed to receive that day's price. Pioneer's internal procedures seek to detect activities that are inconsistent with these policies.

Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/04
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

             [PIE CHART REPRESENTATION]

Information Technology                         3.0%
Telecommunication Services                     5.4%
Health Care                                    9.2%
Consumer Discretionary                         9.8%
Consumer Staples                              10.6%
Energy                                        11.4%
Industrials                                   12.8%
Materials                                     13.9%
Financials                                    23.9%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

           [BAR CHART REPRESENTATION]

Sweden                                         2.2%
Spain                                          2.8%
Denmark                                        3.0%
Italy                                          3.5%
Ireland                                        6.7%
Netherlands                                    7.0%
Switzerland                                    7.3%
Germany                                       16.7%
France                                        20.4%
United Kingdom                                30.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.     Vodafone Group Plc                   5.36%
  2.     BP Amoco Plc                         5.18
  3.     BNP Paribas SA                       4.67
  4.     GlaxoSmithKline Plc                  4.67
  5.     Nestle SA (Registered Shares)        4.65
  6.     Elsevier NV                          3.80
  7.     Porsche AG                           3.72
  8.     Societe Generale                     3.71
  9.     Barclays Plc                         3.62
 10.     Schneider Electric SA                3.59

*This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 2/29/04      8/31/03
                          $10.89       $8.68

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/03 - 2/29/04)        Income       Capital Gains   Capital Gains
                          $0.1018      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 29, 2004)

                   Net Asset    Public Offering
Period               Value           Price*
Life-of-Class
(12/29/00)           3.45%           1.53%
1-Year              53.81%          44.89%

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

       [REPRESENTATION OF CLASS A MOUNTAIN CHART]

                    Pioneer Europe             MSCI
                    Select Fund*               Europe Index

12/31/00             9425                      10000
 8/31/01             7681                       8084
 8/31/02             7546                       6789
 8/31/03             8281                       7375
 2/29/04            10491                       9432

+ MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 2/29/04      8/31/03
                          $10.79       $8.62

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/03 - 2/29/04)        Income       Capital Gains   Capital Gains
                          $0.0502      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 29, 2004)

                      If           If
Period               Held       Redeemed*
Life-of-Class
(12/29/00)           2.59%        1.69%
1-Year              52.07%       48.07%

All returns reflect reinvestment of distributions.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

       [REPRESENTATION OF CLASS B MOUNTAIN CHART]

                    Pioneer Europe             MSCI
                    Select Fund*               Europe Index
12/31/00            10000                      10000
 8/31/01             8130                       8084
 8/31/02             7940                       6789
 8/31/03             8620                       7375
 2/29/04            10543                       9432

+ MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 2/29/04      8/31/03
                          $10.85       $8.69

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/03 - 2/29/04)        Income       Capital Gains   Capital Gains
                          $0.1072      $   -           $   -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 29, 2004)

                             If           If
Period                      Held       Redeemed*
Life-of-Class
(12/29/00)                 2.95%         2.95%
1-Year                    52.69%        52.69%


All returns reflect reinvestment of distributions

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

       [REPRESENTATION OF CLASS B MOUNTAIN CHART]

                    Pioneer Europe             MSCI
                    Select Fund*               Europe Index
12/31/00            10000                      10000
 8/31/01             8140                       8084
 8/31/02             7960                       6789
 8/31/03             8690                       7375
 2/29/04            10963                       9432

+ MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/04
--------------------------------------------------------------------------------

Buoyed by rising expectations of an economic recovery in 2004, equities rose steadily on European stock markets during the six months ended February 29, 2004. American investors in European stocks also benefited from the rising value of the euro and other local currencies against the U.S. dollar during the period. In the following interview, Andrew Arbuthnott discusses the events and factors that affected your Fund's performance during the six months. Mr. Arbuthnott is a member of the team at Pioneer Investment Management in Dublin, Ireland that is responsible for the Fund's day-to-day management.

Q:  How did the Fund perform during the six months that ended February 29, 2004?

A: The Fund performed well, consistent with the European market. Pioneer Europe Select Fund's Class A shares had a total return of 26.70% at net asset value, while Class B and Class C shares had returns of 25.79% and 26.16%, respectively. During the same six-month period, the MSCI Europe Index returned 27.89%.

Q:  What was the investment environment like during the six-month period?

A: European equities turned in excellent performance, with about half the gains realized by U.S. investors coming from currency changes. During the six months, the euro gained 14% in value against the U.S. dollar, giving added support to the rising prices of stocks on local exchanges.

    Although economic growth on the Continent remained sluggish, leading economic indicators suggested that the economy finally would begin to recover during 2004. In anticipation of an economic improvement, stock prices moved higher, with stocks in the technology hardware, health care equipment and services, media and telecommunications services sectors tending to post the greatest gains. Lagging the benchmarks were automotive stocks, hurt by the declining value of the U.S. dollar. Companies in the energy, pharmaceutical and household products industries also underperformed market benchmarks.

    As in the United States, expectations of increased merger-and-acquisitions activity influenced the stock prices of companies

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    involved in proposed deals or rumored to be involved. The proposal by French pharmaceutical company Sanofi-Synthelabo to acquire Aventis, another French drug company and a Fund holding, resulted in sharp gains in the Aventis share price and added to Fund returns.

    Negatively affecting the European markets were several corporate scandals and controversies. The most publicized controversy was over the disclosure of major problems in the financial statements of Parmalat, a leading Italian dairy products company. Royal Dutch Shell also created news when it acknowledged in January that it had overstated its oil reserves by about 20%. In addition, Adecco, a Swiss employment services company with operations in the United States, ran into problems over its financial records. The Fund did not own any shares in Parmalat or Adecco and quickly sold its position in Royal Dutch Shell after questions arose about its reserves. We used the proceeds to acquire stock in British Petroleum in the same industry.

Q:  What were some of the investments that helped performance?

A: Stock selection was the most significant influence on Fund performance. We manage Pioneer Europe Select as a concentrated portfolio of about 30 stocks, all of which we select based on their fundamentals. We focus on industry weightings, primarily as a check to make sure we are not exposed to too much risk from any one sector. The investment in Aventis was a major contributor, as it rose 58% in U.S. dollar terms during the period, primarily on news of the acquisition proposal. We outperformed in the food retailing area because of our investment in Tesco, the leading supermarket chain in the United Kingdom, which gained 41% during the period. British American Tobacco appreciated 51% during the six months. It began the period as an undervalued stock that benefited from news that it was entering into a proposal with R.J. Reynolds to merge their U.S. tobacco businesses. Dixons, a British electronics equipment retailer, rose 36% after we invested in December 2003. Wolseley, a U.K.-based distributor of heating and plumbing supplies, was another strong contributor, gaining 35%.

    In telecommunications services, we had particularly strong performance from two investments: Portugal Telecom, which gained 56%, and Vodafone, which rose 37%.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/04                              (continued)
--------------------------------------------------------------------------------

    Long-term holding Anglo-Irish Bank gained 75% during the period, while Porsche, the German manufacturer of high-performance cars, resisted the slump of automakers' stocks and rose 38%. Fresnius Medical Care, a German health care services company that operates dialysis centers throughout the world, gained 32% during the period.

Q:  What areas proved disappointing?

A: We underweighted technology hardware, which detracted from performance. Our focus on well managed companies with strong balance sheets also provided relative underperformance, as the markets provided greater rewards to more leveraged, speculative investments. We sold Nokia during the period, but the stock continued to rise after our sale. In many instances, we had investments that posted healthy gains but nevertheless underperformed benchmarks. In the basic materials industry (which generated a return of 23.15%), for example, BASF, a German chemical company, rose by 15%, while CRH, an Irish building materials company, appreciated by 12%. It was a similar story with British-based publisher Reed Elsevier, which was up
    24%, as well as with TPG, a diversified transportation and logistics company based in the Netherlands, which gained 17% in U.S. dollars. However, the gains were less than the average gains in the sector. Other positive performers that nevertheless underperformed the benchmark included BMW, which rose 8%, Nestle, which gained 21%, and Deutsche
    Bourse, the operator of the German stock market, which appreciated by 19%.


Q:  How did you manage the portfolio during the period?

A: We kept to our long-term discipline and maintained a focused portfolio, holding stocks of not more than 30 different companies. We take a fundamental approach in managing the portfolio, investing in companies with strong balance sheets, healthy cash flows, good growth potential and attractive valuations. We are willing to invest in companies of varying size, from small-cap to larger firms. We do not make decisions based on short-term expectations. Rather, we look for companies with good underlying earnings potential over the medium term.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    During the six-month period, we generally avoided technology hardware stocks because of our concerns about their valuations. We preferred to find exposure to an improving economy in other areas that were more reasonably priced.

    We sold our position in Anglo-Irish Bank, an excellent long-term performer, because of our concern about its stock price, and invested in Allied Irish Banks, a more retail-focused bank with a lower valuation. For similar valuation concerns, we sold Wolseley and invested in LAFARGE, a French cement company. As we liquidated our position in Aventis, because of our concern about the company's high stock price, we invested in the more reasonably valued Zurich Financial Services. As indicated earlier, we invested in Dixons during the period, using the proceeds from our sale of Nokia stock.

Q:  What is your investment outlook for Europe?

A: We think economic growth, which has been generally sluggish, should improve, but not dramatically - perhaps to an annual growth rate of about 2%. Interest rates should remain low, which we believe should support continued liquidity in the financial markets. Even after the impressive gains of the past year, we think stock prices in Europe still are attractive, with a dividend yield on the market of about 2.8% and average price/earnings multiple of about 15 or 16, which we believe to be reasonable at this point in the market cycle. This should be a good environment for our strategy of focusing on companies with strong fundamentals, good earnings prospects and attractive valuations.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                             Value
           PREFERRED STOCK - 3.4%
           Automobiles & Components - 3.4%
           Automobile Manufacturers - 3.4%
   215     Porsche AG Designs                                   $  125,293
                                                                ----------
           TOTAL PREFERRED STOCK
           (Cost $92,087)                                       $  125,293
                                                                ----------
           COMMON STOCKS - 89.2%
           Energy - 10.6%
           Integrated Oil & Gas - 10.6%
15,248     BG Group Plc                                         $   89,938
21,644     BP Amoco Plc                                            174,204
 6,047     ENI S.p.A.                                              119,255
                                                                ----------
                                                                $  383,397
                                                                ----------
           Total Energy                                         $  383,397
                                                                ----------
           Materials - 12.9%
           Commodity Chemicals - 2.8%
 1,913     BASF AG                                              $  101,875
                                                                ----------
           Construction Materials - 5.4%
 5,600     CRH Plc                                              $  117,756
   914     LAFARGE BR                                               78,811
                                                                ----------
                                                                $  196,567
                                                                ----------
           Diversified Metals & Mining - 2.0%
 2,291     Sandvik AB                                           $   73,545
                                                                ----------
           Specialty Chemicals - 2.7%
   543     L'Air Liquide SA*                                    $   96,345
                                                                ----------
           Total Materials                                      $  468,332
                                                                ----------
           Capital Goods - 8.9%
           Construction & Engineering - 5.6%
 1,843     ACS, Actividades de Construccion y Servicios, SA     $   93,377
 2,085     Compagnie de Saint Gobain SA                            109,608
                                                                ----------
                                                                $  202,985
                                                                ----------
           Electrical Components & Equipment - 3.3%
 1,816     Schneider Electric SA                                $  120,886
                                                                ----------
           Total Capital Goods                                  $  323,871
                                                                ----------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                     Value
             Commercial Services & Supplies - 3.0%
             Diversified Commercial Services - 3.0%
   4,962     TNT Post Group NV*                         $  108,477
                                                        ----------
             Total Commercial Services & Supplies       $  108,477
                                                        ----------
             Automobiles & Components - 2.1%
             Automobile Manufacturers - 2.1%
   1,827     Bayerische Motoren Werke AG                $   78,154
                                                        ----------
             Total Automobiles & Components             $   78,154
                                                        ----------
             Media - 3.5%
             Publishing - 3.5%
   9,316     Elsevier NV                                $  127,969
                                                        ----------
             Total Media                                $  127,969
                                                        ----------
             Food & Drug Retailing - 4.3%
             Food Retail - 4.3%
     592     Nestle SA (Registered Shares)              $  156,478
                                                        ----------
             Total Food & Drug Retailing                $  156,478
                                                        ----------
             Food, Beverage & Tobacco - 5.5%
             Distillers & Vintners - 2.7%
   7,032     Diageo Plc                                 $   97,772
                                                        ----------
             Tobacco - 2.8%
   6,776     British American Tobacco Plc               $  103,533
                                                        ----------
             Total Food, Beverage & Tobacco             $  201,305
                                                        ----------
             Health Care Equipment & Services - 2.0%
             Health Care Distributors - 2.0%
   1,363     Celesio AG                                 $   71,568
                                                        ----------
             Total Health Care Equipment & Services     $   71,568
                                                        ----------
             Pharmaceuticals & Biotechnology - 6.5%
             Pharmaceuticals - 6.5%
   7,533     GlaxoSmithKline Plc                        $  157,106
   1,638     Schering AG                                    81,197
                                                        ----------
                                                        $  238,303
                                                        ----------
             Total Pharmaceuticals & Biotechnology      $  238,303
                                                        ----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
             Banks - 13.4%
             Diversified Banks - 13.4%
   7,128     Allied Irish Banks Plc                        $  108,468
  13,548     Barclays Plc                                     121,760
   2,485     BNP Paribas SA                                   157,226
   4,255     Danske Bank                                       99,798
                                                           ----------
                                                           $  487,252
                                                           ----------
             Total Banks                                   $  487,252
                                                           ----------
             Diversified Financials - 6.3%
             Diversified Financial Services - 6.3%
   1,801     Deutsche Boerse AG                               103,731
   1,404     Societe Generale SA                              124,818
                                                           ----------
                                                           $  228,549
                                                           ----------
             Total Diversified Financials                  $  228,549
                                                           ----------
             Insurance - 2.5%
             Multi-Line Insurance - 2.5%
     544     Zurich Financial Services*                    $   89,279
                                                           ----------
             Total Insurance                               $   89,279
                                                           ----------
             Technology Hardware & Equipment - 2.7%
             Computer Hardware - 2.7%
  32,927     Dixons Group Plc                              $   96,856
                                                           ----------
             Total Technology Hardware & Equipment         $   96,856
                                                           ----------
             Telecommunication Services - 5.0%
             Wireless Telecommunication Services - 5.0%
  71,820     Vodafone Group Plc                            $  180,223
                                                           ----------
             Total Telecommunication Services              $  180,223
                                                           ----------
             TOTAL COMMON STOCKS
             (Cost $2,760,644)                             $3,240,013
                                                           ----------
             TOTAL INVESTMENT IN SECURITIES - 92.6%
             (Cost $2,852,731) (a)(b)(c)(d)                $3,365,306
                                                           ----------
             OTHER ASSETS AND LIABILITIES - 7.4%           $  268,543
                                                           ----------
             TOTAL NET ASSETS - 100.0%                     $3,633,849
                                                           ----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*  Non-income producing security

(a) At February 29, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $2,852,731 was as follows:
    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                               $533,106
                                                                            --------
   Aggregate gross unrealized loss for all investments in which
   there is an excess of tax cost over value                                 (20,531)
                                                                            --------
   Net unrealized gain                                                      $512,575
                                                                            ========

(b) Distribution of investments by country of issue, (excluding temporary cash investments) as a percentage of total equity holdings, is as follows:
    United Kingdom                                                              30.4%
    France                                                                      20.4
    Germany                                                                     16.7
    Switzerland                                                                  7.3
    Netherlands                                                                  7.0
    Ireland                                                                      6.7
    Italy                                                                        3.5
    Denmark                                                                      3.0
    Spain                                                                        2.8
    Sweden                                                                       2.2
                                                                                ----
                                                                               100.0%
                                                                               =====

(c) At August 31, 2003, the Fund had a capital loss carryforward of $86,278 of which the following amounts will expire between 2009 and 2011 if not utilized.
    $62,598 in 2009
    $19,490 in 2010
    $4,190 in 2011

(d) The Fund has elected to defer approximately $45,439 of capital losses recognized between November 1, 2002 and August 31, 2003 to its fiscal year ending August 31, 2004.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2004 aggregated $2,090,734 and $1,029,796, respectively.


The accompanying notes are an integral part of these financial statements.   13

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $2,852,731)                  $3,365,306
  Cash                                                                     163,198
  Foreign currencies, at value (cost $4)                                         4
  Receivables -
     Fund shares sold                                                      219,628
     Dividends, interest and foreign taxes withheld                          9,651
     Due from Pioneer Investment Management, Inc.                           20,620
  Other                                                                      2,073
                                                                        ----------
       Total assets                                                     $3,780,480
                                                                        ----------
LIABILITIES:
  Payables -
     Investment securities purchased                                    $  112,819
     Fund shares repurchased                                                13,687
     Forward foreign currency settlement hedge contracts - net                 945
  Due to affiliates                                                          3,392
  Accrued expenses                                                          15,788
                                                                        ----------
       Total liabilities                                                $  146,631
                                                                        ----------
NET ASSETS:
  Paid-in capital                                                       $3,078,978
  Accumulated net investment loss                                           (6,083)
  Accumulated net realized gain on investments and foreign
    currency transactions                                                   47,736
  Net unrealized gain on investments                                       512,575
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies             643
                                                                        ----------
       Total net assets                                                 $3,633,849
                                                                        ----------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $1,763,590/161,943 shares)                          $    10.89
                                                                        ----------
  Class B (based on $788,577/73,064 shares)                             $    10.79
                                                                        ----------
  Class C (based on $1,081,682/99,669 shares)                           $    10.85
                                                                        ----------
MAXIMUM OFFERING PRICE:
  Class A ($10.89 [divided by] 94.25%)                                  $    11.55
                                                                        ----------
  Class C ($10.85 [divided by] 99.00%)                                  $    10.96
                                                                        ----------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,357)           $ 13,953
  Interest                                                           264
                                                                --------
       Total investment income                                                 $ 14,217
                                                                               --------
EXPENSES:
  Management fees                                               $ 12,564
  Transfer agent fees
     Class A                                                       5,004
     Class B                                                       3,402
     Class C                                                       1,581
  Distribution fees
     Class A                                                       1,538
     Class B                                                       3,024
     Class C                                                       3,390
  Administrative fees                                             12,596
  Custodian fees                                                  17,871
  Registration fees                                               26,015
  Professional fees                                               21,316
  Printing                                                         5,794
  Fees and expenses of nonaffiliated trustees                      1,854
  Miscellaneous                                                    2,439
                                                                --------
     Total expenses                                                            $118,388
                                                                               --------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                            (97,882)
     Less fees paid indirectly                                                      (71)
                                                                               --------
     Net expenses                                                              $ 20,435
                                                                               --------
       Net investment loss                                                     $ (6,218)
                                                                               --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                $208,812
     Forward foreign currency contracts and other assets and
       liabilities denominated in foreign currencies             (14,573)      $194,239
                                                                --------       --------
  Change in net unrealized gain on:
     Investments                                                $363,118
     Forward foreign currency contracts and other assets and
       liabilities denominated in foregin currencies               1,289       $364,407
                                                                ----- ---      --------
  Net gain on investments and foreign currency transactions                    $558,646
                                                                               --------
  Net increase in net assets resulting from operations                         $552,428
                                                                               --------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/04 and the Year Ended 8/31/03

                                                                 Six Months
                                                                    Ended           Year
                                                                   2/29/04          Ended
                                                                 (unaudited)       8/31/03
FROM OPERATIONS:
Net investment income (loss)                                     $   (6,218)      $    8,305
Net realized gain (loss) on investments and foreign currency
  transactions                                                      194,239          (36,987)
Change in net unrealized gain on investments and foreign
  currency transactions                                             364,407          176,249
                                                                 ----------       ----------
  Net increase in net assets resulting from operations           $  552,428       $  147,567
                                                                 ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.10 and $0.00 per share, respectively)              $  (12,726)      $        -
  Class B ($0.05 and $0.00 per share, respectively)                  (3,245)               -
  Class C ($0.11 and $0.00 per share, respectively)                  (8,506)               -
                                                                 ----------       ----------
     Total distributions to shareowners                          $  (24,477)      $        -
                                                                 ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 $1,777,243       $1,275,823
Reinvestment of distributions                                        17,539                -
Cost of shares repurchased                                         (463,989)        (710,875)
                                                                 ----------       ----------
  Net increase in net assets resulting from fund share
     transactions                                                $1,330,793       $  564,948
                                                                 ----------       ----------
  Net increase in net assets                                     $1,858,744       $  712,515
NET ASSETS:
Beginning of period                                               1,775,105        1,062,590
                                                                 ----------       ----------
End of period (including accumulated net investment income
  (loss) of ($6,083) and $24,612, respectively)                  $3,633,849       $1,775,105
                                                                 ----------       ----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Six Months Ended 2/29/04 and the Year Ended 8/31/03

                                  '04 Shares   '04 Amount    '03 Shares  '03 Amount
                                 (unaudited)   (unaudited)
CLASS A
Shares sold                         89,417     $ 917,201       103,178    $ 816,563
Reinvestment of distributions        1,103        11,403             -            -
Less shares repurchased            (33,780)     (338,648)      (69,582)    (551,452)
                                   -------     ---------       -------    ---------
  Net increase                      56,740     $ 589,956        33,596    $ 265,111
                                   =======     =========       =======    =========

CLASS B
Shares sold                         27,432     $ 277,953        27,825    $ 225,223
Reinvestment of distributions          252         2,585             -            -
Less shares repurchased             (7,719)      (78,563)      (11,896)     (91,084)
                                   -------     ---------       -------    ---------
  Net increase                      19,965     $ 201,975        15,929    $ 134,139
                                   =======     =========       =======    =========

CLASS C
Shares sold                         57,385     $ 582,089        30,317    $ 234,037
Reinvestment of distributions          344         3,551             -            -
Less shares repurchased             (4,579)      (46,778)       (8,980)     (68,339)
                                   -------     ---------       -------    ---------
  Net increase                      53,151     $ 538,862        21,337    $ 165,698
                                   =======     =========       =======    =========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended           Year            Year        12/29/00
                                                                        2/29/04         Ended           Ended           to
CLASS A (a)                                                           (unaudited)      8/31/03         8/31/02       8/31/01
Net asset value, beginning of period                                    $ 8.68         $  7.91         $  8.15       $ 10.00
                                                                        ------         -------         -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $(0.02)        $  0.07         $  0.04       $  0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                 $ 2.33         $  0.70         $ (0.18)      $ (1.90)
                                                                        ------         -------         -------       -------
  Net increase (decrease) from investment operations                    $ 2.31         $  0.77         $ (0.14)      $ (1.85)
Distributions to shareowners:
 Net investment income                                                  $(0.10)        $     -         $ (0.10)      $     -
                                                                        ------         -------         -------       -------
Net increase (decrease) in net asset value                              $ 2.21         $  0.77         $ (0.24)      $ (1.85)
                                                                        ------         -------         -------       -------
Net asset value, end of period                                          $10.89         $  8.68         $  7.91       $  8.15
                                                                        ======         =======         =======       =======
Total return*                                                            26.70%           9.73%          (1.76)%      (18.50)%
Ratio of net expenses to average net assets+                              1.25%**         1.62%           1.75%         1.76%**
Ratio of net investment income (loss) to average net assets+             (0.13)%**        1.02%           0.17%         0.92%**
Portfolio turnover rate                                                     85%**           67%             68%          135%**
Net assets, end of period (in thousands)                                $1,764         $   914         $   567       $   266
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            9.08%**        16.15%          31.21%        39.42%**
  Net investment loss                                                    (7.95)%**      (13.51)%        (29.29)%      (36.74)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            1.25%**         1.62%           1.75%         1.75%**
  Net investment income (loss)                                           (0.13)%**        1.02%           0.17%         0.93%**

(a) Class A shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

18   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended          Year          Year        12/29/00
                                                                            2/29/04        Ended          Ended           to
CLASS B (a)                                                               (unaudited)     8/31/03        8/31/02       8/31/01
Net asset value, beginning of period                                         $ 8.62       $  7.94        $  8.13        $ 10.00
                                                                             ------       -------        -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                $(0.08)      $ (0.01)       $ (0.05)       $  0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        2.30          0.69          (0.14)         (1.89)
                                                                             ------       -------        -------        -------
  Net increase (decrease) from investment operations                         $ 2.22       $  0.68        $ (0.19)       $ (1.87)
Distributions to shareowners:
 Net investment income                                                       $(0.05)      $     -        $     -        $     -
                                                                             ------       -------        -------        -------
Net increase (decrease) in net asset value                                   $ 2.17       $  0.68        $ (0.19)       $ (1.87)
Net asset value, end of period                                               $10.79       $  8.62        $  7.94        $  8.13
                                                                             ======       =======        =======        =======
Total return*                                                                 25.79%         8.57%         (2.34)%       (18.70)%
Ratio of net expenses to average net assets+                                   2.33%**       2.78%          2.33%          2.34%**
Ratio of net investment income (loss) to average net assets+                  (1.22)%**     (0.10)%        (0.52)%         0.29%**
Portfolio turnover rate                                                          85%**         67%            68%           135%**
Net assets, end of period (in thousands)                                     $  789       $   457        $   295        $   158
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                10.13%**      17.41%         31.81%         40.08%**
  Net investment loss                                                         (9.02)%**    (14.73)%       (30.00)%       (37.45)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                 2.33%**       2.78%          2.33%          2.33%**
  Net investment income (loss)                                                (1.22)%**     (0.10)%        (0.52)%         0.30%**

(a) Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    19

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended          Year         Year       12/29/00
                                                                            2/29/04        Ended        Ended          to
CLASS C (a)                                                               (unaudited)     8/31/03      8/31/02      8/31/01
Net asset value, beginning of period                                        $ 8.69        $  7.96      $  8.14      $ 10.00
                                                                            ------        -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $(0.06)       $  0.03      $ (0.04)     $  0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                     $ 2.33        $  0.70      $ (0.14)     $ (1.88)
                                                                            ------        -------      -------      -------
  Net increase (decrease) from investment operations                        $ 2.27        $  0.73      $ (0.18)     $ (1.86)
Distributions to shareowners:
 Net investment income                                                      $(0.11)       $     -      $     -      $     -
                                                                            ------        -------      -------      -------
Net increase (decrease) in net asset value                                  $ 2.16        $  0.73      $ (0.18)     $ (1.86)
Net asset value, end of period                                              $10.85        $  8.69      $  7.96      $  8.14
                                                                            ======        =======      =======      =======
Total return*                                                                26.16%          9.17%       (2.21)%     (18.60)%
Ratio of net expenses to average net assets+                                  1.68%**        2.27%        2.22%        2.08%**
Ratio of net investment income (loss) to average net assets+                 (0.53)%**       0.54%       (0.35)%       0.45%**
Portfolio turnover rate                                                         85%**          67%          68%         135%**
Net assets, end of period (in thousands)                                    $1,082        $   404      $   201      $   105
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                9.40%**       17.02%       31.70%       40.11%**
  Net investment loss                                                        (8.24)%**     (14.21)%     (29.83)%     (37.58)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                1.68%**        2.27%        2.22%        2.07%**
  Net investment income (loss)                                               (0.53)%**       0.54%       (0.35)%       0.46%**

(a) Class C shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

20   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Select Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek capital growth by investing primarily in European equity securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Fund Shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securi-

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   ties for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security. Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its investments in any one European region. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   At February 29, 2004, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $112,819 and $113,764, repectively, resulting in a net payable of $945.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and charaterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. No distributions were paid by the Fund for the fiscal year ended August 31, 2003.

   The following shows components of distributable earnings on a federal income tax basis at August 31, 2003.


--------------------------------------------------------------------------------
                                                2003
--------------------------------------------------------------------------------
  Undistributed ordinary income               $24,466
  Unrealized appreciation                     134,025
  Capital loss carryforward                   (86,278)
                                              -------
  Total                                       $72,213
                                              =======
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

   At August 31, 2003, the Fund has reclassified $16,689 to increase accumulated net realized loss on investments and foreign currency transactions and $16,689 to increase accumulated undistributed net investment income. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $2,068 in underwriting commissions on the sale of Fund shares during the six months ended February 29, 2004.

F. Class Allocations and Distributions

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated

Pioneer Europe Select Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the $200 million; and 0.75% of the excess over $500 million.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. Effective June 16, 2003, PIM has further agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. This additional waiver/subsidy is voluntary and may be revised or terminated at any time by PIM. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administrative agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 29, 2004, $54 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affliates.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,560 in transfer agent fees payable to PIMSS at February 29, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,778 in distribution fees payable to PFD at February 29, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 29, 2004 CDSCs in the amount of $1,978 were paid to PFD.

Effective November 1, 2003, the Fund charges a 2.00% redemption fee on shares (except Class B and Class C shares) redeemed within 30 days of purchase. The Fund plans to implement this fee for Class B and Class C shares as soon as the Fund can implement operational changes. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended February 29, 2004, the Fund collected $47 in redemption fees, which are included in the Fund's paid-in capital account.

Pioneer Europe Select Fund

5. Expense Offset Arrangments

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended February 29, 2004, the Fund's expenses were reduced by $71 under such arrangements.

Pioneer Europe Select Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

  U.S. Equity                              International/Global Equity
  Pioneer Fund                             Pioneer Emerging Markets Fund
  Pioneer Balanced Fund                    Pioneer Europe Select Fund
  Pioneer Equity Income Fund               Pioneer Europe Fund
  Pioneer Growth Shares                    Pioneer International Equity Fund
  Pioneer Mid Cap Growth Fund              Pioneer International Value Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap              Fixed Income
   Growth Fund                             Pioneer America Income Trust
  Pioneer Oak Ridge Small Cap              Pioneer Bond Fund
    Growth Fund                            Pioneer Global High Yield Fund
  Pioneer Papp America-Pacific             Pioneer High Yield Fund
    Rim Fund                               Pioneer Strategic Income Fund
  Pioneer Papp Small and Mid Cap           Pioneer Tax Free Income Fund
    Growth Fund
  Pioneer Papp Stock Fund                  Money Market
  Pioneer Papp Strategic                   Pioneer Cash Reserves Fund**
    Growth Fund
  Pioneer Real Estate Shares
  Pioneer Research Fund*
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

*  Name change effective December 11, 2004.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our Internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com


This report must be preceded or accompanied by a current
Fund prospectus.

[PIONEER Investments LOGO]

Pioneer Investment Management, Inc.                               15104-00-0404
60 State Street                          (C)2004 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109     Underwriter of Pioneer mutual funds, Member SIPC
www.pioneerfunds.com                    (Recycle Logo) Printed on Recycled Paper

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 14, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 14, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 14, 2004

* Print the name and title of each signing officer under his or her signature.